SCHEDULE OF CONVERTIBLE NOTES PAYABLES (Details) - USD ($)		Sep. 30, 2024		Dec. 31, 2023		Dec. 31, 2022
Short-Term Debt [Line Items]
Convertible notes payable				$ 2,595,000
Related Party [Member]
Short-Term Debt [Line Items]
Note payable to related parties		$ 103,440		17,812
Convertible notes payable		856,467		724,250
Current [Member]
Short-Term Debt [Line Items]
Total outstanding principal		4,731,144		3,956,000
Less: discounts		(125,440)		(359,850)
Total notes payable		4,605,704		3,596,150
Convertible notes payable		3,749,237		2,871,900
Current [Member] | Related Party [Member]
Short-Term Debt [Line Items]
Convertible notes payable – related parties		856,467		724,250
Current [Member] | Calvary Fund Two Thousand Twenty Three Bridge Notes [Member]
Short-Term Debt [Line Items]
Convertible notes payable	[1]	1,150,000		1,150,000
Current [Member] | Calvary Fund 2024 Bridge Notes [Member]
Short-Term Debt [Line Items]
Convertible notes payable	[2]	525,000
Current [Member] | Evergreen – Bridge Note [Member]
Short-Term Debt [Line Items]
Convertible notes payable	[3]	745,000		745,000
Current [Member] | Keystone Capital – Bridge Notes [Member]
Short-Term Debt [Line Items]
Convertible notes payable		70,500	[4]	70,500	[4],[5]	[5]
Current [Member] | Seven Knots – Bridge Notes [Member]
Short-Term Debt [Line Items]
Convertible notes payable		70,500	[6]	70,500	[6]	[7]
Current [Member] | Individual #2 – Bridge Notes [Member]
Short-Term Debt [Line Items]
Convertible notes payable		300,000	[8]	300,000	[8]	[9]
Current [Member] | Individual #3 – Bridge Notes [Member]
Short-Term Debt [Line Items]
Convertible notes payable		30,000	[10]	30,000	[10]	[11]
Current [Member] | Individual #4 – Bridge Notes [Member]
Short-Term Debt [Line Items]
Convertible notes payable		180,000	[12]	180,000	[12]	[13]
Current [Member] | Individual #5 – Bridge Notes [Member]
Short-Term Debt [Line Items]
Convertible notes payable		600,000	[14]	600,000	[14]	[15]
Current [Member] | Chambers - Bridge Note [Member]
Short-Term Debt [Line Items]
Convertible notes payable	[16]	62,500
Current [Member] | Schiller – Bridge Note [Member]
Short-Term Debt [Line Items]
Convertible notes payable	[17]	125,000
Current [Member] | Miller – Bridge Note [Member] | Related Party [Member]
Short-Term Debt [Line Items]
Note payable to related parties		480,000	[18]	480,000	[18]	[19]
Current [Member] | Titan 5 – Bridge Note [Member] | Related Party [Member]
Short-Term Debt [Line Items]
Note payable to related parties		120,000	[20]	120,000	[20]	[21]
Current [Member] | Celli – Bridge Notes [Member] | Related Party [Member]
Short-Term Debt [Line Items]
Note payable to related parties		212,644	[22]	150,000	[22]	[23]
Current [Member] | FC Advisory – Bridge note [Member] | Related Party [Member]
Short-Term Debt [Line Items]
Note payable to related parties		60,000	[24]	60,000	[24]	[25]
Current [Member] | Calvary Fund – Bridge Notes [Member]
Short-Term Debt [Line Items]
Convertible notes payable	[26]			1,150,000
Current [Member] | Evergreen Bridge Note [Member]
Short-Term Debt [Line Items]
Convertible notes payable	[27]			745,000
Non Current [Member]
Short-Term Debt [Line Items]
Total outstanding principal
Less: discounts
Total notes payable
Convertible notes payable
Non Current [Member] | Related Party [Member]
Short-Term Debt [Line Items]
Convertible notes payable – related parties
Non Current [Member] | Calvary Fund Two Thousand Twenty Three Bridge Notes [Member]
Short-Term Debt [Line Items]
Convertible notes payable	[1]
Non Current [Member] | Calvary Fund 2024 Bridge Notes [Member]
Short-Term Debt [Line Items]
Convertible notes payable	[2]
Non Current [Member] | Evergreen – Bridge Note [Member]
Short-Term Debt [Line Items]
Convertible notes payable	[3]
Non Current [Member] | Keystone Capital – Bridge Notes [Member]
Short-Term Debt [Line Items]
Convertible notes payable			[4]		[4],[5]	[5]
Non Current [Member] | Seven Knots – Bridge Notes [Member]
Short-Term Debt [Line Items]
Convertible notes payable			[6]		[6]	[7]
Non Current [Member] | Individual #2 – Bridge Notes [Member]
Short-Term Debt [Line Items]
Convertible notes payable			[8]		[8]	[9]
Non Current [Member] | Individual #3 – Bridge Notes [Member]
Short-Term Debt [Line Items]
Convertible notes payable			[10]		[10]	[11]
Non Current [Member] | Individual #4 – Bridge Notes [Member]
Short-Term Debt [Line Items]
Convertible notes payable			[12]		[12]	[13]
Non Current [Member] | Individual #5 – Bridge Notes [Member]
Short-Term Debt [Line Items]
Convertible notes payable			[14]		[14]	[15]
Non Current [Member] | Chambers - Bridge Note [Member]
Short-Term Debt [Line Items]
Convertible notes payable	[16]
Non Current [Member] | Schiller – Bridge Note [Member]
Short-Term Debt [Line Items]
Convertible notes payable	[17]
Non Current [Member] | Miller – Bridge Note [Member] | Related Party [Member]
Short-Term Debt [Line Items]
Note payable to related parties			[18]		[18]	[19]
Non Current [Member] | Titan 5 – Bridge Note [Member] | Related Party [Member]
Short-Term Debt [Line Items]
Note payable to related parties			[20]		[20]	[21]
Non Current [Member] | Celli – Bridge Notes [Member] | Related Party [Member]
Short-Term Debt [Line Items]
Note payable to related parties			[22]		[22]	[23]
Non Current [Member] | FC Advisory – Bridge note [Member] | Related Party [Member]
Short-Term Debt [Line Items]
Note payable to related parties			[24]		[24]	[25]
Non Current [Member] | Calvary Fund – Bridge Notes [Member]
Short-Term Debt [Line Items]
Convertible notes payable	[26]
Non Current [Member] | Evergreen Bridge Note [Member]
Short-Term Debt [Line Items]
Convertible notes payable	[27]

[1]	Between May 19, 2023 and August 7, 2023, the Company issued five
[2]	On August 12, 2024 the Company issued Calvary a $
[3]	Between May 19, 2023 and July 7, 2023, the Company issued three
[4]	On July 20, 2023, the Company issued a
[5]	On July 20, 2023, the Company issued a 20% original issue discount Senior Secured Promissory Notes to Keystone Capital (the “Keystone - Bridge Note”) with a principal amount of $70,500. The Keystone Bridge Note has an annual interest rate of 10% per annum and was issued with a maturity date of July 20, 2024. The Keystone Bridge Notes contains a “rollover rights” conversion features that enable the holders to convert all or part of the note’s principal and accrued interest in the event of a public offering or private placement of the Company’s equity, equity linked, or debt securities into purchase consideration for said public or private offering.
[6]	On July 20, 2023, the Company issued a
[7]	On July 20, 2023, the Company issued a
[8]	On July 24, 2023, the Company issued a
[9]	On July 24, 2023, the Company issued a
[10]	On July 24, 2023, the Company issued a
[11]	On July 24, 2023, the Company issued a
[12]	On July 24, 2023, the Company issued a
[13]	On July 24, 2023, the Company issued a
[14]	On July 28, 2023, the Company issued a
[15]	On July 28, 2023, the Company issued a
[16]	On February 28, 2024, the Company issued a
[17]	On February 28, 2024, the Company issued a
[18]	Between June 13, 2023 and July 24, 2023, the Company sold and issued two
[19]	Between June 13, 2023 and July 24, 2023, the Company sold and issued two
[20]	On June 13, 2023, the Company sold and issued a
[21]	On June 13, 2023, the Company sold and issued a
[22]	On December 28, 2023, the Company sold and issued a
[23]	On December 28, 2023, the Company sold and issued a
[24]	On December 22, 2023, the Company sold and issued a
[25]	On December 22, 2023, the Company sold and issued a
[26]	Between May 19, 2023 and August 7, 2023, the Company issued five
[27]	Between May 19, 2023 and July 7, 2023, the Company issued three